Share-Based Payments (Schedule of Share Incentive Plan) (Details)	12 Months Ended
Dec. 31, 2019 shares ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of options	3 years 4 months 24 days
Share options granted in August 2015 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,660
Instruments conditions	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4 years 6 months
Adjusted exercise price per share as of December 31, 2019 | ₪ / shares	₪ 25.65
Share options granted in November 2016 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	63
Instruments conditions	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4 years 6 months
Adjusted exercise price per share as of December 31, 2019 | ₪ / shares	₪ 29.97
Share options granted in May 2019 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,944
Instruments conditions	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism
Vesting conditions	four equal installments over four years of employment
Contractual life of options	5 years
Adjusted exercise price per share as of December 31, 2019 | ₪ / shares	₪ 15.66
Restricted stock units (RSU) granted in may 2019 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	686
Instruments conditions	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value
Vesting conditions	four equal installments over four years of employment
Contractual life of options	5 years
Adjusted exercise price per share as of December 31, 2019 | ₪ / shares
Restricted stock units (RSU) granted in may 2019 to non-profit organization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	333
Instruments conditions	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value
Vesting conditions	two equal installments over two years
Contractual life of options	2 years
Adjusted exercise price per share as of December 31, 2019 | ₪ / shares